Statement of compliance - Correction of error (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement of compliance
Long-term debt	R 115,913	R 82,319	[1]
Long-term financial liabilities	569	933	[1]
Non-current liabilities	163,058	130,267
Short-term debt	3,948	43,743	[1]
Short-term financial liabilities	50	2,464	[1]
Current liabilities	R 54,495	102,045
As reported on
Statement of compliance
Long-term debt		94,304
Long-term financial liabilities		2,235
Non-current liabilities		143,554
Short-term debt		31,758
Short-term financial liabilities		1,162
Current liabilities		88,758
Revision
Statement of compliance
Long-term debt		(11,985)
Long-term financial liabilities		(1,302)
Non-current liabilities		(13,287)
Short-term debt		11,985
Short-term financial liabilities		1,302
Current liabilities		R 13,287

[1]	The Group has revised long-term debt and short-term debt by R11 985 million as well as long-term financial liabilities and short-term financial liabilities by R1 302 million for 2023, refer note 1.1.